Share-based compensation - Summary of Stock Option Activity and Related Information (Detail) - Options [member]		12 Months Ended
		Dec. 31, 2023 $ / shares	Dec. 31, 2022 $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of Options Outstanding, beginning of year		2,274,672	3,021,672
Number of Options, Granted		260,780	156,400
Number of Options, Exercised	[1]	(229,963)	(903,400)
Number of Options Outstanding, end of year		2,305,489	2,274,672
Number of Options Exercisable, end of year		1,064,115	749,498
Weighted Average Exercise Price Outstanding, beginning of year		$ 2.3	$ 1.56
Weighted Average Exercise Price, Granted		10.32	10.64
Weighted Average Exercise Price, Exercised	[1]	1.42	1.27
Weighted Average Exercise Price, Outstanding, end of year		3.3	2.3
Weighted Average Exercise Price, Exercisable, end of year		$ 2.02	$ 1.69

[1]	Exercised options in 2023 and 2022 were settled in shares.